UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07686

Western Asset Emerging Markets Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: May 31

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

FORM N-Q

AUGUST 31, 2015

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 59.6%
Argentina - 1.2%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	524,000		$524,587
Republic of Argentina, Senior Bonds	7.000%	4/17/17	4,010,000		3,822,681

Total Argentina					4,347,268

Brazil - 1.6%
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	21,147,000	BRL	5,572,332

Chile - 0.7%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	380,000		400,177	(a)
Republic of Chile, Senior Notes	3.875%	8/5/20	1,750,000		1,894,375	(b)

Total Chile					2,294,552

Colombia - 4.0%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	1,850,000		1,799,125	(b)
Republic of Colombia, Senior Bonds	7.375%	9/18/37	5,781,000		6,850,485	(b)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	760,000		794,200	(b)
Republic of Colombia, Senior Notes	7.375%	3/18/19	4,076,000		4,677,210	(b)

Total Colombia					14,121,020

Costa Rica - 0.7%
Republic of Costa Rica, Notes	7.000%	4/4/44	2,560,000		2,406,400	(a)

Croatia - 1.7%
Republic of Croatia, Senior Notes	6.625%	7/14/20	1,360,000		1,485,936	(a)
Republic of Croatia, Senior Notes	5.500%	4/4/23	2,600,000		2,687,750	(a)
Republic of Croatia, Senior Notes	5.500%	4/4/23	1,740,000		1,798,725	(c)

Total Croatia					5,972,411

Dominican Republic - 1.9%
Dominican Republic, Senior Notes	5.500%	1/27/25	4,440,000		4,417,800	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	2,170,000		2,164,575	(a)

Total Dominican Republic					6,582,375

Ecuador - 0.7%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	3,070,000		2,425,300	(a)

Egypt - 0.3%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	1,230,000		1,191,747	(a)

El Salvador - 0.2%
Republic of El Salvador, Notes	6.375%	1/18/27	840,000		798,000	(a)

Gabon - 0.6%
Gabonese Republic, Bonds	6.375%	12/12/24	1,320,000		1,160,161	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	980,000		885,087	(a)

Total Gabon					2,045,248

Ghana - 0.5%
Republic of Ghana, Bonds	8.125%	1/18/26	1,050,000		950,460	(a)
Republic of Ghana, Notes	7.875%	8/7/23	850,000		765,000	(c)

Total Ghana					1,715,460

Honduras - 0.4%
Republic of Honduras, Senior Notes	7.500%	3/15/24	1,410,000		1,494,600	(c)

Hungary - 1.3%
Republic of Hungary, Senior Notes	5.750%	11/22/23	4,076,000		4,565,120

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 6.5%
Republic of Indonesia, Notes	3.750%	4/25/22	10,040,000		$9,651,452	(b)(c)
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	420,000		463,050	(c)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	1,105,000		1,193,400	(c)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	205,000		214,225	(a)(b)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	1,595,000		1,479,363	(a)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	2,399,000		2,584,922	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	7,140,000		6,658,050	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	600,000		559,500	(c)

Total Indonesia					22,803,962

Ivory Coast - 1.0%
Republic of Cote D’Ivoire, Senior Notes	5.375%	7/23/24	2,590,000		2,365,965	(a)
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	1,040,000		971,152	(a)

Total Ivory Coast					3,337,117

Jamaica - 0.7%
Government of Jamaica, Senior Notes	7.625%	7/9/25	1,100,000		1,204,500
Government of Jamaica, Senior Notes	6.750%	4/28/28	1,150,000		1,150,000

Total Jamaica					2,354,500

Kazakhstan - 0.9%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	3,320,000		3,047,760	(c)

Kenya - 0.9%
Republic of Kenya, Senior Notes	5.875%	6/24/19	2,010,000		2,018,985	(a)
Republic of Kenya, Senior Notes	6.875%	6/24/24	980,000		952,756	(a)

Total Kenya					2,971,741

Lithuania - 1.3%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	3,920,000		4,558,882	(a)(b)

Mexico - 2.8%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	4,000		4,500
United Mexican States, Senior Bonds	8.000%	6/11/20	50,271,100	MXN	3,359,768	(b)
United Mexican States, Senior Notes	5.125%	1/15/20	100,000		109,750	(b)
United Mexican States, Senior Notes	4.000%	10/2/23	5,460,000		5,555,550	(b)
United Mexican States, Senior Notes	4.750%	3/8/44	806,000		755,625	(b)

Total Mexico					9,785,193

Nigeria - 0.4%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	1,460,000		1,358,004	(a)
Republic of Nigeria, Senior Notes	6.375%	7/12/23	220,000		204,631	(c)

Total Nigeria					1,562,635

Pakistan - 0.4%
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	1,460,000		1,510,042	(a)

Paraguay - 0.3%
Republic of Paraguay, Senior Bonds	4.625%	1/25/23	300,000		302,250	(c)
Republic of Paraguay, Senior Notes	6.100%	8/11/44	860,000		868,600	(a)

Total Paraguay					1,170,850

Peru - 4.7%
Republic of Peru, Senior Bonds	7.350%	7/21/25	4,300,000		5,471,750	(b)
Republic of Peru, Senior Bonds	8.750%	11/21/33	5,705,000		8,343,562	(b)
Republic of Peru, Senior Bonds	6.550%	3/14/37	1,620,000		1,935,900	(b)
Republic of Peru, Senior Bonds	5.625%	11/18/50	757,000		817,560	(b)

Total Peru					16,568,772

Philippines - 2.7%
Republic of Philippines, Senior Bonds	6.375%	10/23/34	4,000,000		5,330,000
Republic of Philippines, Senior Bonds	5.000%	1/13/37	2,340,000		2,717,442
Republic of Philippines, Senior Bonds	3.950%	1/20/40	1,400,000		1,431,500

Total Philippines					9,478,942

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Poland - 2.7%
Republic of Poland, Senior Notes	5.125%	4/21/21	3,910,000	$4,390,891	(b)
Republic of Poland, Senior Notes	5.000%	3/23/22	4,670,000	5,223,115	(b)

Total Poland				9,614,006

Romania - 0.2%
Republic of Romania, Senior Notes	4.875%	1/22/24	530,000	573,063	(a)

Russia - 4.7%
Russian Foreign Bond - Eurobond, Senior Bonds	11.000%	7/24/18	110,000	131,793	(c)
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	617,000	949,069	(c)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	10,381,875	12,173,476	(c)(d)
Russian Foreign Bond - Eurobond, Senior Bonds	5.875%	9/16/43	3,400,000	3,178,830	(a)

Total Russia				16,433,168

Senegal - 0.2%
Republic of Senegal, Bonds	6.250%	7/30/24	730,000	678,504	(c)

Sri Lanka - 0.3%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	930,000	946,275	(a)

Tunisia - 0.1%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	290,000	279,566	(a)

Turkey - 8.3%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	920,000	978,208	(b)
Republic of Turkey, Senior Bonds	4.250%	4/14/26	1,130,000	1,060,200	(b)
Republic of Turkey, Senior Bonds	11.875%	1/15/30	3,348,000	5,503,710	(b)
Republic of Turkey, Senior Notes	6.875%	3/17/36	17,260,000	19,423,196	(b)
Republic of Turkey, Senior Notes	6.750%	5/30/40	1,900,000	2,116,809	(b)

Total Turkey				29,082,123

Uruguay - 1.0%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	850,000	780,937
Republic of Uruguay, Senior Notes	4.500%	8/14/24	2,500,000	2,584,375

Total Uruguay				3,365,312

Venezuela - 2.3%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	6,817,000	2,454,120	(c)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	815,000	345,560	(b)
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	4,969,000	1,860,890	(b)
Bolivarian Republic of Venezuela, Senior Notes	7.000%	12/1/18	1,920,000	741,120	(b)(c)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	6,400,000	2,284,800	(b)(c)
Bolivarian Republic of Venezuela, Senior Notes	7.650%	4/21/25	933,000	334,014

Total Venezuela				8,020,504

Vietnam - 1.0%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	680,000	745,450	(c)
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	2,830,000	2,730,950	(a)

Total Vietnam				3,476,400

Zambia - 0.4%
Republic of Zambia, Senior Notes	8.970%	7/30/27	1,490,000	1,374,525	(a)

TOTAL SOVEREIGN BONDS (Cost - $214,169,141)				208,525,675

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONVERTIBLE BONDS & NOTES - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Axtel SAB de CV, Senior Secured Notes (Cost - $799,605)	9.000%	1/31/20	5,881,900	MXN	$695,291	(a)(b)

CORPORATE BONDS & NOTES - 51.6%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.7%
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	500,000		561,600
Myriad International Holdings BV, Senior Notes	6.000%	7/18/20	780,000		842,777	(a)
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	930,000		925,815	(a)

TOTAL CONSUMER DISCRETIONARY					2,330,192

CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.1%
Prosperous Ray Ltd., Senior Bonds	4.625%	11/12/23	270,000		283,579	(c)

Food Products - 0.9%
JBS USA LLC/JBS USA Finance Inc., Senior Notes	5.750%	6/15/25	900,000		875,250	(a)
Marfrig Holding Europe BV, Senior Notes	8.375%	5/9/18	540,000		527,850	(c)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	1,070,000		969,687	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	810,000		823,163	(a)
Virgolino de Oliveira Finance SA, Senior Notes	10.500%	1/28/18	1,430,000		26,813	*(c)(e)

Total Food Products					3,222,763

TOTAL CONSUMER STAPLES					3,506,342

ENERGY - 22.1%
Energy Equipment & Services - 0.6%
Offshore Drilling Holding SA, Senior Secured Notes	8.625%	9/20/20	710,000		564,450	(a)
Offshore Drilling Holding SA, Senior Secured Notes	8.625%	9/20/20	560,000		445,200	(c)
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	1,130,000		952,952	(a)

Total Energy Equipment & Services					1,962,602

Oil, Gas & Consumable Fuels - 21.5%
CNOOC Curtis Funding No. 1 Pty Ltd., Senior Notes	4.500%	10/3/23	1,000,000		1,040,276	(b)(c)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	719,661		776,658	(c)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	850,000		972,145	(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	310,000		251,100
GeoPark Latin America Ltd. Agencia en Chile, Senior Secured Notes	7.500%	2/11/20	1,060,000		742,000	(a)(b)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	632,000		618,604	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	4/9/21	5,110,000		5,202,491	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	1,379,000		1,390,308	(c)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	920,000		944,393	(c)
Pacific Exploration and Production Corp., Senior Notes	5.625%	1/19/25	3,185,000		1,640,275	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	484,000		492,470	(c)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	234,000		238,095	(a)
Petrobras Global Finance BV, Senior Notes	3.500%	2/6/17	750,000		726,232
Petrobras Global Finance BV, Senior Notes	3.250%	3/17/17	770,000		739,662
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	4,035,000		3,524,936
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	670,000		592,280
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	2,240,000		1,765,568
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	1,510,000		1,185,320
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	2,210,000		1,703,269
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	610,000		424,987
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/15	610,000		460,489
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	11,420,000		3,939,900	(c)
Petroleos de Venezuela SA, Senior Notes	5.250%	4/12/17	520,000		222,248	(c)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	6,260,000		$4,318,148	(b)(c)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	4,176,000		4,278,312	(b)
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	130,000		149,845
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	9,100,000		9,782,500
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	235,000		230,253
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	2,750,000		2,457,812	(a)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	1,740,000		1,957,500	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	3,310,000		3,602,392	(a)(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	558,000		607,291	(c)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	2,280,000		2,302,800	(a)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	830,000		806,179	(a)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	1,100,000		1,018,930	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	1,920,000		1,941,178	(a)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	2,149,000		2,533,134	(c)
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	2,220,000		2,348,123	(a)(b)
Rosneft Finance SA, Senior Notes	7.500%	7/18/16	1,140,000		1,175,625	(c)
Rosneft Finance SA, Senior Notes	6.625%	3/20/17	187,000		192,260	(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	550,000		574,163	(b)(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	3,170,000		3,314,355	(a)(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,870,000		1,781,175	(a)(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	350,000		333,375	(c)

Total Oil, Gas & Consumable Fuels					75,299,056

TOTAL ENERGY					77,261,658

FINANCIALS - 5.1%
Banks - 2.1%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	880,000		854,920	(a)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	330,000		329,587	(a)(f)
Export Credit Bank of Turkey, Senior Bonds	5.000%	9/23/21	1,200,000		1,182,000	(a)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	200,000		208,294	(a)
Industrial & Commercial Bank of China Ltd., Senior Notes	3.231%	11/13/19	520,000		528,174
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	1,880,000		1,830,180	(a)
RSHB Capital, Loan Participation Notes, Senior Notes	7.750%	5/29/18	1,340,000		1,383,925	(c)
RSHB Capital, Loan Participation Notes, Subordinated Notes	6.000%	6/3/21	1,180,000		1,053,905	(c)(f)

Total Banks					7,370,985

Capital Markets - 1.5%
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	5,140,000		5,210,675	(a)

Real Estate Management & Development - 1.5%
China Overseas Finance Cayman III Ltd., Senior Bonds	5.375%	10/29/23	820,000		862,173	(c)
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	800,000		808,000	(b)(c)
Country Garden Holdings Co., Ltd., Senior Notes	7.875%	5/27/19	800,000		840,000	(b)(c)
Global Logistic Properties Ltd., Senior Notes	3.375%	5/11/16	5,500,000	CNY	845,318	(c)
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	900,000		897,750	(b)(c)
Theta Capital Pte Ltd., Senior Notes	6.125%	11/14/20	900,000		868,582	(c)

Total Real Estate Management & Development					5,121,823

TOTAL FINANCIALS					17,703,483

INDUSTRIALS - 2.4%
Building Products - 0.2%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	900,000		739,530	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction & Engineering - 0.8%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	450,000	$437,140	(c)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	2,698,000	1,220,845	(a)(b)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	1,319,000	837,565	(a)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	355,463	197,282	(a)

Total Construction & Engineering				2,692,832

Industrial Conglomerates - 0.7%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	290,000	299,425	(a)
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	300,000	297,750	(a)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	1,765,000	1,857,827	(a)(b)

Total Industrial Conglomerates				2,455,002

Transportation Infrastructure - 0.7%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	750,000	785,565	(a)(b)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	2,120,000	1,886,800	(a)

Total Transportation Infrastructure				2,672,365

TOTAL INDUSTRIALS				8,559,729

MATERIALS - 11.9%
Chemicals - 3.4%
Alpek SAB de CV, Senior Notes	4.500%	11/20/22	1,990,000	1,999,950	(a)(b)
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	3,750,000	3,909,375	(b)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	930,000	957,435	(a)(b)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	1,670,000	1,490,475	(a)(b)
OCP SA, Senior Notes	5.625%	4/25/24	1,650,000	1,697,767	(a)
OCP SA, Senior Notes	4.500%	10/22/25	1,870,000	1,769,955	(a)

Total Chemicals				11,824,957

Construction Materials - 0.9%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	720,000	671,400	(a)(b)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	250,000	233,125	(c)
Cemex SAB de CV, Senior Secured Notes	6.500%	12/10/19	890,000	905,575	(a)(b)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	990,000	947,925	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	750,000	564,375	(a)

Total Construction Materials				3,322,400

Metals & Mining - 6.4%
AngloGold Ashanti Holdings PLC, Senior Notes	8.500%	7/30/20	629,000	673,030
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	1,190,000	1,212,730	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	1,970,000	1,987,738	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	4.500%	8/13/23	1,180,000	1,196,468	(a)
CSN Islands XI Corp., Senior Notes	6.875%	9/21/19	1,920,000	1,200,000	(c)
Evraz Group SA, Notes	9.500%	4/24/18	810,000	830,250	(a)
Evraz Group SA, Senior Notes	9.500%	4/24/18	1,180,000	1,209,500	(c)
Samarco Mineracao SA, Senior Notes	5.750%	10/24/23	1,980,000	1,863,180	(a)(b)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	1,200,000	1,164,000	(a)
Southern Copper Corp., Senior Notes	3.875%	4/23/25	1,030,000	984,649	(b)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	100,000	104,036
Southern Copper Corp., Senior Notes	6.750%	4/16/40	2,880,000	2,779,114	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	300,000	245,430
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	540,000	513,675	(a)
Vale Overseas Ltd., Senior Bonds	8.250%	1/17/34	1,476,000	1,478,657	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,349,000	1,154,744	(b)
Vedanta Resources PLC, Senior Bonds	8.250%	6/7/21	2,040,000	1,768,425	(a)(b)
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	1,630,000	1,605,550	(a)(b)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	360,000	352,800	(c)

Total Metals & Mining				22,323,976

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 1.2%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	352,000	$402,546
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	625,000	640,489	(b)
Inversiones CMPC SA, Notes	4.375%	5/15/23	690,000	681,712	(a)(b)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	1,020,000	1,060,445	(a)(b)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	790,000	794,155	(a)(b)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	640,000	606,080	(a)

Total Paper & Forest Products				4,185,427

TOTAL MATERIALS				41,656,760

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 2.2%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	4,059,000	3,876,345	(a)(b)
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	950,000	1,018,190	(a)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	950,000	943,625	(a)(b)
Oi SA, Senior Notes	5.750%	2/10/22	1,310,000	949,750	(a)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	910,000	997,160	(a)

Total Diversified Telecommunication Services				7,785,070

Wireless Telecommunication Services - 1.6%
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	770,000	768,325	(a)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	5,250,000	4,630,500	(c)

Total Wireless Telecommunication Services				5,398,825

TOTAL TELECOMMUNICATION SERVICES				13,183,895

UTILITIES - 4.6%
Electric Utilities - 2.2%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	780,000	800,475	(a)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	910,000	910,000	(a)
Eskom Holdings SOC Ltd., Senior Notes	5.750%	1/26/21	2,040,000	1,948,200	(c)
Eskom Holdings SOC Ltd., Senior Notes	7.125%	2/11/25	640,000	623,594	(c)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	1,970,000	2,213,787	(c)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	400,000	409,520	(c)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	750,000	739,310	(a)(b)

Total Electric Utilities				7,644,886

Gas Utilities - 0.6%
Empresa de Energia de Bogota SA, Senior Notes	6.125%	11/10/21	860,000	905,150	(a)(b)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	1,270,000	1,299,845	(a)(b)

Total Gas Utilities				2,204,995

Independent Power and Renewable Electricity Producers - 1.5%
AES Gener SA, Notes	5.250%	8/15/21	1,000,000	1,050,588	(a)(b)
Empresa Nacional de Electricidad SA, Senior Notes	4.250%	4/15/24	500,000	506,743
First Gen Corp., Senior Notes	6.500%	10/9/23	830,000	879,800	(c)
Korea East-West Power Co., Ltd., Senior Notes	2.500%	6/2/20	1,730,000	1,732,303	(a)
Three Gorges Finance Ltd., Senior Notes	3.700%	6/10/25	980,000	993,992	(a)

Total Independent Power and Renewable Electricity Producers				5,163,426

Multi-Utilities - 0.3%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	870,000	1,003,719	(a)(b)

TOTAL UTILITIES				16,017,026

TOTAL CORPORATE BONDS & NOTES (Cost - $189,628,130)				180,219,085

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%
Bolivarian Republic of Venezuela, Oil-linked payment obligations (Cost - $356,500)		4/15/20	11,500	$115,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $404,953,376)				389,555,051

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
Deutsche Bank Securities Inc. repurchase agreement dated 8/31/15; Proceeds at maturity - $6,000,020; (Fully collateralized by U.S. government obligations, 0.250% due 1/15/25; Market value - $6,120,000) (Cost - $6,000,000)	0.120%	9/1/15	6,000,000	6,000,000

TOTAL INVESTMENTS - 113.1% (Cost - $410,953,376#)				395,555,051
Liabilities in Excess of Other Assets - (13.1)%				(45,899,912)

TOTAL NET ASSETS - 100.0%				$349,655,139

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)	The coupon payment on these securities is currently in default as of August 31, 2015.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek high current income. As a secondary objective, the Fund seeks capital appreciation. In pursuit of these objectives, the Fund, under normal conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities of government and government related issuers located in emerging market countries (including participations in loans between governments and financial institutions), and of entities organized to restructure the outstanding debt of such issuers, and in debt securities of corporate issuers located in emerging market countries.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$208,525,675	—	$208,525,675
Convertible bonds & notes	—	695,291	—	695,291
Corporate bonds & notes	—	180,219,085	—	180,219,085
Warrants	—	115,000	—	115,000

Total long-term investments	—	$389,555,051	—	$389,555,051

Short-term investments†	—	6,000,000	—	6,000,000

Total investments	—	$395,555,051	—	$395,555,051

Other financial instruments:
Futures contracts	$220,345	—	—	$220,345
Forward foreign currency contracts	—	$1,165,940	—	1,165,940

Total other financial instruments	$220,345	$1,165,940	—	$1,386,285

Total	$220,345	$396,720,991	—	$396,941,336

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$679,026	—	$679,026

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,350,600
Gross unrealized depreciation	(31,748,925)

Net unrealized depreciation	$(15,398,325)

At August 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 5-Year Notes	199	12/15	$23,833,330	$23,768,062	$65,268
U.S. Treasury 10-Year Notes	195	12/15	24,932,265	24,777,188	155,077

Net unrealized appreciation on open futures contracts					$220,345

Notes to Schedule of Investments (unaudited) (continued)

At August 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNY	33,594,870	USD	5,483,981	Bank of America, N.A.	9/8/15	$(218,981)
USD	5,136,045	CNY	33,594,870	Bank of America, N.A.	9/8/15	(128,956)
USD	843,170	CNY	5,500,000	Citibank, N.A.	9/8/15	(18,792)
CNY	11,118,270	USD	1,780,718	Bank of America, N.A.	9/15/15	(39,540)
CNY	22,476,600	USD	3,600,461	Bank of America, N.A.	9/15/15	(80,510)
MXN	27,614,660	USD	1,771,954	Bank of America, N.A.	9/15/15	(120,726)
USD	5,383,880	CNY	33,594,870	Bank of America, N.A.	9/15/15	122,750
USD	1,780,098	MXN	27,614,660	Bank of America, N.A.	9/15/15	128,870
USD	6,638,691	BRL	21,262,401	Citibank, N.A.	9/15/15	804,126
USD	3,554,937	TWD	112,400,000	Citibank, N.A.	11/4/15	97,951
USD	714,764	MXN	11,801,015	Barclays Bank PLC	11/13/15	12,243
INR	229,867,701	SGD	4,930,477	Bank of America, N.A.	11/16/15	(71,521)

Total						$486,914

Abbreviations used in this table:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
INR	— Indian Rupee
MXN	— Mexican Peso
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar

At August 31, 2015, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Credit Suisse	(2.00)%	5/4/2015	TBD**	$3,473,438	Sovereign bonds	$3,664,281

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 21, 2015